Transactions with related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	$ 24.8	$ 26.5	$ 22.4
Post-employment benefits	2.6	2.5	2.0
Equity-based compensation	45.2	47.3	54.7
Total	72.6	76.3	79.1
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	20.7	22.5	18.4
Post-employment benefits	2.6	2.5	2.0
Equity-based compensation	40.6	42.5	49.9
Total	63.9	67.5	70.3
Non-Executive Director [member]
Disclosure of transactions between related parties [line items]
Benefits other than equity-based compensation	4.1	4.0	4.0
Equity-based compensation	4.6	4.8	4.8
Total	$ 8.7	$ 8.8	$ 8.8